UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli ABC Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The Gabelli ABC Fund’s (the “Fund”) (Class AAA) total return was 2.2% compared with the Standard & Poor’s (“S&P”) 500 Index of 15.6% and the Lipper U.S. Treasury Money Market Average of 0.0%.
     Enclosed is the portfolio of investments as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund
AAA Shares	2.20%	4.96%	3.68%	4.04%	5.44%	5.12%	6.71%	6.95%
Advisor Shares	2.21	4.86	3.57	3.85	5.33	5.06	6.68	6.91
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	(0.15)	7.62	7.55
Lipper U.S. Treasury Money Market Average	0.00	0.02	0.07	2.05	2.31	2.36	3.21	3.20 (b)
In the current prospectus, the Fund’s expense ratios are 0.64% for the Class AAA Shares and 0.89% for the Advisor Class Shares. The Fund does not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset values per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	From April 30, 1993, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli ABC Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 40.1%
	Aerospace — 0.2%
30,000	Herley Industries Inc.†	$391,500
27,700	Hi-Shear Technology Corp.	528,239

		919,739

	Agriculture — 0.0%
300	Provimi SA	5,483

	Automotive: Parts and Accessories — 0.5%
15,000	BERU AG	1,668,008
10,000	Strattec Security Corp.	142,600

		1,810,608

	Broadcasting — 0.1%
9,000	Cogeco Inc.	214,272
787	Granite Broadcasting Corp.† (a)	0
500	Liberty Media Corp. — Capital, Cl. A†	10,460
22,000	LIN TV Corp., Cl. A†	104,060
6,000	Salem Communications Corp., Cl. A†	13,560

		342,352

	Business Services — 0.5%
6,000	AMICAS Inc.†	21,600
9,000	Ascent Media Corp., Cl. A†	230,400
50,000	Diebold Inc.	1,646,500
30,000	The Interpublic Group of Companies Inc.†	225,600

		2,124,100

	Cable and Satellite — 0.1%
15,000	Cablevision Systems Corp., Cl. A	356,250
32,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	216,998

		573,248

	Closed-End Funds — 0.1%
40,000	KKR Private Equity Investors LP†	374,000

	Computer Software and Services — 17.7%
67,000	Affiliated Computer Services Inc., Cl. A†	3,629,390
2,000	i2 Technologies Inc.†	32,080
8,000	Mentor Graphics Corp.†	74,480
3,000	Metavante Technologies Inc.†	103,440
100,000	MSC.Software Corp.†	841,000
600,000	Omniture Inc.†	12,864,000
500,000	Perot Systems Corp., Cl. A†	14,850,000
42,000	SanDisk Corp.†	911,400
450,000	SPSS Inc.†	22,477,500
1,215,000	StorageNetworks Inc., Escrow† (a)	36,450
1,650,000	Sun Microsystems Inc.†	14,998,500
50,000	Yahoo! Inc.†	890,500

		71,708,740

	Consumer Products — 0.1%
13,000	Harman International Industries Inc.	440,440
24,000	Heelys Inc.	50,880

		491,320

	Diversified Industrial — 0.7%
50,000	GenTek Inc.†	1,902,000
7,000	Katy Industries Inc.†	9,800
18,000	Myers Industries Inc.	193,860
278,000	National Patent Development Corp.† (b)	439,240
81,000	WHX Corp.†	155,520

		2,700,420

	Electronics — 0.4%
9,600	A123 Systems Inc.†	204,672
70,000	Alliance Semiconductor Corp.	18,200
20,000	Chartered Semiconductor Manufacturing Ltd., ADR†	367,000
55,000	Emulex Corp.†	565,950
2,000	Intel Corp.	39,140
21,000	International Rectifier Corp.†	409,290
20,000	MoSys Inc.†	50,000
2,000	Texas Instruments Inc.	47,380

		1,701,632

	Energy and Utilities — 2.4%
7,000	Anadarko Petroleum Corp.	439,110
6,000	BJ Services Co.	116,580
55,000	Canadian Hydro Developers Inc.†	264,559
46,000	Endesa SA	1,519,960
42,000	GDF Suez, Strips	61
105,000	Great Plains Energy Inc.	1,884,750
10,263	Mirant Corp.†	168,621
250,000	Mirant Corp., Escrow† (a)	0
15,000	Northeast Utilities	356,100
56,000	NorthWestern Corp.	1,368,080
45,000	NRG Energy Inc.†	1,268,550
1,000	Origin Energy Ltd.	14,398
546,825	Parallel Petroleum Corp.†	1,733,435
25,000	Progress Energy Inc., CVO†	5,750
200	REpower Systems AG†	31,606
10,000	Tullow Oil plc	180,272
95,000	WesternZagros Resources Ltd.†	191,659

		9,543,491

	Entertainment — 0.5%
1,001	Chestnut Hill Ventures† (a)	33,764
4,000	Discovery Communications Inc., Cl. A†	115,560
2,500	Discovery Communications Inc., Cl. C†	65,075
10,000	Liberty Media Corp. — Entertainment, Cl. A†	311,100
5,000	Marvel Entertainment Inc.†	248,100
125,000	Take-Two Interactive Software Inc.†	1,401,250

		2,174,849

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 0.0%
25,000	Baldwin Technology Co. Inc., Cl. A†	$46,250
60	Hexpol AB†	437

		46,687

	Financial Services — 2.5%
14,000	AllianceBernstein Holding LP	381,920
2,000	Argo Group International Holdings Ltd.†	67,360
70,000	Artio Global Investors Inc.†	1,830,500
1,000	Central Jersey Bancorp†	5,930
14,000	H&R Block Inc.	257,320
2,200	Leucadia National Corp.†	54,384
5,018	NewAlliance Bancshares Inc.	53,692
100,000	Odyssey Re Holdings Corp.	6,481,000
6,000	PNC Financial Services Group Inc.	291,540
2,000	Provident New York Bancorp	19,100
70,000	SLM Corp.†	610,400
6,000	The Bank of New York Mellon Corp.	173,940
2,000	Willis Group Holdings Ltd.	56,440

		10,283,526

	Food and Beverage — 1.1%
2,000	Cadbury plc, ADR	102,420
20,000	Corn Products International Inc.	570,400
500	Genesee Corp., Cl. A† (a)	0
12,200	Genesee Corp., Cl. B† (a)	0
180,000	Lion Nathan Ltd.	1,818,214
2,000	PepsiAmericas Inc.	57,120
7,500	Pernod-Ricard SA	595,623
12,000	Remy Cointreau SA	501,961
60,000	Sara Lee Corp.	668,400

		4,314,138

	Health Care — 9.8%
468	Allergan Inc.	26,564
6,000	ArthroCare Corp.†	122,340
30,000	Aspect Medical Systems Inc.†	359,400
2,900	Biogen Idec Inc.†	146,508
6,000	Boston Scientific Corp.†	63,540
20,000	Crucell NV, ADR†	457,800
1,000	Facet Biotech Corp.†	17,290
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	3,480
42,000	I-Flow Corp.†	478,380
12,000	IMS Health Inc.	184,200
30,000	Indevus Pharmaceuticals Inc., Escrow† (a)	33,000
500	Mead Johnson Nutrition Co., Cl. A	22,555
200,000	Schering-Plough Corp.	5,650,000
850,000	Sepracor Inc.†	19,465,000
1,000	UCB SA	42,759
190,000	Varian Inc.†	9,701,400
60,000	Wyeth	2,914,800

		39,689,016

	Hotels and Gaming — 0.0%
2,000	Las Vegas Sands Corp.†	33,680
10,000	MGM Mirage†	120,400

		154,080

	Metals and Mining — 0.3%
2,000	Agnico-Eagle Mines Ltd.	135,700
13,000	Alcoa Inc.	170,560
3,000	Barrick Gold Corp.	113,700
5,000	Freeport-McMoRan Copper & Gold Inc.	343,050
10,000	Gold Fields Ltd., ADR	137,800
3,666	Lonmin plc†	98,077
8,000	NovaGold Resources Inc.†	40,960
2,000	Uranium One Inc.†	4,801

		1,044,648

	Publishing — 0.0%
5,000	PagesJaunes Groupe	64,834

	Retail — 0.1%
50,000	Denny’s Corp.†	133,000
8,000	Macy’s Inc.	146,320
4,000	Pier 1 Imports Inc.†	15,480
1,000	Saks Inc.†	6,820
20,000	The Great Atlantic & Pacific Tea Co. Inc.†	178,200

		479,820

	Specialty Chemicals — 0.1%
1,000	CF Industries Holdings Inc.	86,230
2,000	Monsanto Co.	154,800

		241,030

	Telecommunications — 0.8%
320,000	Asia Satellite Telecommunications Holdings Ltd.	483,094
26,000	BCE Inc.	641,420
20,000	Corning Inc.	306,200
15,000	Deutsche Telekom AG, ADR	204,900
15,000	GVT (Holding) SA†	343,588
4,000	iBasis Inc.†	8,480
100,000	Portugal Telecom SGPS SA	1,058,739
3,000	Telegroup Inc.† (a)	0
7,000	Telephone & Data Systems Inc.	217,070
5,000	Verizon Communications Inc.	151,350

		3,414,841

	Wireless Communications — 2.1%
500	American Tower Corp., Cl. A†	18,200
20,000	AS Eesti Telekom	185,261
1,000,000	Centennial Communications Corp.†	7,980,000
14,000	Metricom Inc.†	12
8,000	United States Cellular Corp.†	312,560
50,000	Winstar Communications Inc.† (a)	50

		8,496,083

	TOTAL COMMON STOCKS	162,698,685

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	PREFERRED STOCKS — 0.0%
	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	7.500%, Cv. Pfd.† (a)(b)(c)	$0
2,000	7.500%, Cv. Pfd., Ser. A† (a)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	207,000

	TOTAL PREFERRED STOCKS	207,000

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	104

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	20

		20

	Consumer Products — 0.0%
10,396	Pillowtex Corp., expire 11/24/09† (a)	1

	TOTAL WARRANTS	125

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 2.6%
	Business Services — 0.4%
$1,500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,483,125

	Computer Software and Services — 0.4%
2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,565,000

	Consumer Products — 0.3%
1,250,000	Eastman Kodak Co., Cv., 3.375%, 10/15/33	1,256,250

	Diversified Industrial — 0.1%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	222,000

	Entertainment — 1.1%
4,550,000	International Game Technology, Cv., 2.600%, 12/15/36	4,572,750

	Retail — 0.1%
500,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	478,750

	Specialty Chemicals — 0.2%
950,000	Ferro Corp., Cv., 6.500%, 08/15/13	845,500

	TOTAL CONVERTIBLE CORPORATE BONDS	10,423,375

	CORPORATE BONDS — 0.2%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/10† (a)	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/09† (a)	0

	Energy and Utilities — 0.2%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	725,000

	TOTAL CORPORATE BONDS	727,250

	U.S. GOVERNMENT OBLIGATIONS — 57.1%
231,952,000	U.S. Treasury Bills, 0.091% to 0.351%††, 10/15/09 to 03/25/10	231,886,026

	TOTAL INVESTMENTS — 100.0% (Cost $403,865,958)	$405,942,461

	Aggregate book cost	$403,865,958

	Gross unrealized appreciation	$7,995,677
	Gross unrealized depreciation	(5,919,174)

	Net unrealized appreciation/depreciation	$2,076,503

				Unrealized
Principal			Settlement	Appreciation/
Amount			Date	Depreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
$1,940,487		Deliver USD in exchange for Australian Dollars 2,199,600	10/01/09	$21,336
2,199,600	(d)	Deliver Australian Dollars in exchange for USD 1,940,487	10/01/09	(104,327)
2,199,600	(d)	Deliver Australian Dollars in exchange for USD 1,940,487	10/30/09	(25,713)

		TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$(108,704)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $105,535 or 0.03% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $ 439,240 or 0.11% of total investments.

(c)	Illiquid security.

(d)	Principal amount denoted in Australian Dollars.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

CVR	Contingent Value Rights

STEP	Step coupon bond. The rate disclosed is that in effect at September 30, 2009.
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$342,352	—	$0	$342,352
Computer Software and Services	71,672,290	—	36,450	71,708,740
Energy and Utilities	9,543,491	—	0	9,543,491
Entertainment	2,141,085	—	33,764	2,174,849
Food and Beverage	4,314,138	—	0	4,314,138
Health Care	39,656,016	—	33,000	39,689,016
Telecommunications	3,414,841	—	0	3,414,841
Wireless Communications	8,496,033	—	50	8,496,083
Other Industries (a)	23,015,175	—	—	23,015,175

Total Common Stocks	162,595,421	—	103,264	162,698,685

Preferred Stocks
Communications Equipment	—	—	0	—
Home Furnishings	—	—	0	—
Other Industries (a)	207,000	—	—	207,000

Total Preferred Stocks	207,000	—	—	207,000

Warrants
Broadcasting	—	—	20	20
Consumer Products	—	—	1	1
Other Industries (a)	104	—	—	104

Total Warrants	104	—	21	125

Convertible Corporate Bonds	—	$10,423,375	—	10,423,375

Total Corporate Bonds	—	727,250	0	727,250

U.S. Government Obligations	—	231,886,026	—	231,886,026

TOTAL INVESTMENTS IN SECURITIES	$162,802,525	$243,036,651	$103,285	$405,942,461

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Forward Foreign Exchange Contracts	$—	$21,336	$—	$21,336
LIABILITIES (Unrealized Depreciation): *
Forward Foreign Exchange Contracts	—	(130,040)	—	(130,040)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(108,704)	$—	$(108,704)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$0	$—	$—	$(787)	$—	$787	$0	$(787)
Computer Software and Services	36,450	—	—	—	—		36,450	—
Energy and Utilities	8,250	—	—	—	—	(8,250)	—	—
Entertainment	33,714	—	—	50	—	—	33,764	50
Food and Beverage	0	—	—	—	—	—	0	—
Healthcare	—	—	—	33,000	0	—	33,000	33,000
Metals and Mining	0	—	(11,858)	11,858	0	—	—	—
Telecommunications	0	—	—	—	—	—	0	—
Wireless Communications	50	—	—	—	—	—	50	—

Total Common Stocks	78,464	—	(11,858)	44,121	0	(7,463)	103,264	32,263

Preferred Stocks
Communications Equipment	0	—	—	—	—	—		—
Home Furnishings	0	—	—	—	—	—	0	—

Total Preferred Stocks	0	—	—	—	—	—	0	—

Warrants
Broadcasting	20	—	—	(20)	—	20	20	(20)
Consumer Products	1	—	—	—	—	—	1	—

Total Warrants	1	—	—	—	—	20	21	—

Convertible Corporate Bonds	0	—	4,293	—	(4,293)	—	—	—

Corporate Bonds	0	—	(4,000)	4,000	0	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$78,485	$—	$(11,565)	$48,101	$(4,293)	$(7,443)	$103,285	$32,243

2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
At September 30, 2009, there were no open contract for difference swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at September 30, 2009 are reflected in the Schedule of Investments.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

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The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q309SR
The Gabelli ABC Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	11/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	11/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/27/09

*	Print the name and title of each signing officer under his or her signature.